Equity reserves and dividends (Details Narrative) - ARS ($)					1 Months Ended			12 Months Ended
	Jan. 02, 2024	Dec. 15, 2023	Dec. 01, 2023	Nov. 02, 2023	Sep. 15, 2023	Apr. 28, 2023	Dec. 23, 2022	Dec. 31, 2023	Dec. 31, 2021	Apr. 29, 2022
Statement [Line Items]
Increase in voluntary reserve									$ 0
Deallocate of voluntary reserve					$ 139,492,869		$ 13,587,494
Increase In Legal Reserve								$ 0	0
Income Tax rate								7.00%
Unappropriated earnings (loss)										$ 4,449,523
Dividend price per share	$ 5.75	$ 11	$ 32.43	$ 29.72
Equity And Option [Member]
Statement [Line Items]
Increase in voluntary reserve									59,948,173,000
Increase In Legal Reserve						$ 2,964,679			$ 3,155,167,000